Capital and financial risk management - Hedging instruments (Details) - Below 10 years £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) € / £ $ / £ ¥ / £ $ / £ $ / £ $ / £	Dec. 31, 2024 GBP (£) ¥ / £ € / £ $ / £ $ / £ $ / £
FX forward contracts/FX Swaps | Cash flow hedges
Hedging instruments
Notional principal value	£ 757	£ 538
Change in fair value for recognising hedge ineffectiveness	1	(4)
Carrying value assets/(liabilities)	£ 1	£ (4)
EUR IRS | Fair value hedges
Hedging instruments
Average strike price, percent	2.00%	2.00%
Notional principal value	£ 1,397	£ 1,328
Change in fair value for recognising hedge ineffectiveness	(8)	(20)
Carrying value assets/(liabilities)	£ (8)	£ (20)
USD IRS | Fair value hedges
Hedging instruments
Average strike price, percent	3.80%	3.40%
Notional principal value	£ 1,635	£ 2,512
Change in fair value for recognising hedge ineffectiveness	(16)	(61)
Carrying value assets/(liabilities)	£ (16)	£ (61)
GBP IRS | Fair value hedges
Hedging instruments
Average strike price, percent	3.90%
Notional principal value	£ 350
Change in fair value for recognising hedge ineffectiveness	3
Carrying value assets/(liabilities)	£ 3
EUR FX Swaps/forwards | Net investment hedges
Hedging instruments
Average strike price, exchange rate | € / £	1.1	1.2
Notional principal value	£ 171	£ 384
Change in fair value for recognising hedge ineffectiveness	(1)	8
Carrying value assets/(liabilities)	£ (1)	£ 8
CNH FX Swaps/forwards | Net investment hedges
Hedging instruments
Average strike price, exchange rate | ¥ / £	8.9	9
Notional principal value	£ 1,243	£ 716
Change in fair value for recognising hedge ineffectiveness	1	(6)
Carrying value assets/(liabilities)	£ 1	£ (6)
AUD FX Swaps/forwards | Net investment hedges
Hedging instruments
Average strike price, exchange rate | $ / £	2.1	2
Notional principal value	£ 86	£ 81
Change in fair value for recognising hedge ineffectiveness	(3)	3
Carrying value assets/(liabilities)	£ (3)	£ 3
CAD FX Swaps/forwards | Net investment hedges
Hedging instruments
Average strike price, exchange rate | $ / £	1.8	1.6
Notional principal value	£ 360	£ 96
Change in fair value for recognising hedge ineffectiveness	3	11
Carrying value assets/(liabilities)	£ 3	£ 11
USD FX Swaps/forwards | Net investment hedges
Hedging instruments
Average strike price, exchange rate | $ / £	1.3
Notional principal value	£ 416
Change in fair value for recognising hedge ineffectiveness	16
Carrying value assets/(liabilities)	£ 16
TWD FX Swaps/forwards | Net investment hedges
Hedging instruments
Average strike price, exchange rate | $ / £	40.1	40.1
Notional principal value	£ 46	£ 47
Change in fair value for recognising hedge ineffectiveness	2	1
Carrying value assets/(liabilities)	2	£ 1
CNH CCIRS | Net investment hedges
Hedging instruments
Average strike price, exchange rate | ¥ / £		8.6
Notional principal value		£ 910
Change in fair value for recognising hedge ineffectiveness		61
Carrying value assets/(liabilities)		61
EUR Bonds | Net investment hedges
Hedging instruments
Notional principal value	2,183	2,076
Change in fair value for recognising hedge ineffectiveness	107	77
Carrying value assets/(liabilities)	£ (2,169)	£ (2,062)